Credit Facilities and Debt Credit Facilities and Debt - Credit Facilities Annual Aggregate Principal Table (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Aug. 07, 2013
Debt Instrument [Line Items]
2015	$ 4,834
2016	4,834
2017	4,834
2018	458,040
Credit Facility	472,542
Extended Maturity Date [Member] | Term Loan Facility
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal	$ 1,200
Credit Facility		$ 472,500